Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of profit or loss
Revenues	$ 915,625	$ 809,577	$ 674,089
Voyage expenses and commissions	(14,260)	(19,430)	(21,883)
Vessel operating and supervision costs	(170,591)	(166,432)	(148,235)
Depreciation	(228,639)	(202,953)	(177,213)
Impairment loss	(68,287)	(153,669)	(28,627)
Loss on disposal of non-current assets	(406)	(1,100)	(572)
General and administrative expenses	(35,007)	(43,313)	(47,249)
Profit from operations	398,435	222,680	250,310
Financial costs	(184,675)	(166,955)	(165,281)
Financial income	4,118	142	726
(Loss)/gain on derivatives	74,807	22,680	(84,658)
Share of profit of associates	4,562	1,969	2,192
Total other expenses, net	(101,188)	(142,164)	(247,021)
Profit for the year	297,247	80,516	3,289
Attributable to:
Owners of the Group	207,450	67,663	(44,948)
Non-controlling interests	$ 89,797	$ 12,853	$ 48,237